CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues
Net sales	$ 7,043	$ 4,993
Finance, interest and other income	430	468
Total Revenues	7,473	5,461
Costs and Expenses
Cost of goods sold	5,733	4,414
Selling, general and administrative expenses	540	526
Research and development expenses	263	214
Restructuring expenses	2	5
Interest expense	161	181
Other, net	217	197
Total Costs and Expenses	6,916	5,537
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	557	(76)
Income tax (expense) benefit	(157)	23
Equity in income of unconsolidated subsidiaries and affiliates	25	(1)
Net income (loss)	425	(54)
Net income attributable to noncontrolling interests	17	11
Net income (loss) attributable to CNH Industrial N.V.	$ 408	$ (65)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.30	$ (0.05)
Diluted (in usd per share)	0.30	(0.05)
Cash dividends declared per common share (in usd per share)	$ 0	$ 0